Trade Payables - Summary of Trade Payables (Detail) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables to associated companies and joint ventures	kr 179	kr 115
Trade payables, excluding associated companies and joint ventures	38,258	35,569
Total	kr 38,437	kr 35,684